UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Spring Point Capital, LLC

Address:   One Montgomery Street
           32nd Floor
           San Francisco, CA 94104


Form 13F File Number: 28-05327


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bridget Castoria
Title:  Chief Financial Officer
Phone:  (415) 675-3300

Signature,  Place,  and  Date  of  Signing:

/s/ Bridget Castoria               San Francisco, CA                  5/6/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:  $      429,001
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ---------------- --------- -------- ------------------ ---------- -------- -------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
AMERICAN EAGLE OUTFITTERS INC  COMMON           02553E106    7,073   381,900 SH                  SOLE        0   381,900    0
BRINKER INTERNATIONAL INC      COMMON           109641100    5,614   291,200 SH                  SOLE        0   291,200    0
BROADRIDGE FINANCIAL SOLUTIONS COMMON           11133T103   17,348   811,400 SH                  SOLE        0   811,400    0
BRUNSWICK CORP                 COMMON           117043109    6,672   417,800 SH                  SOLE        0   417,800    0
COVANTA HOLDING CORPORATION    COMMON           22282E102    7,590   455,600 SH                  SOLE        0   455,600    0
CRESCENT POINT ENERGY CORP     COMMON           22576C101   12,830   334,410 SH                  SOLE        0   334,410    0
DELL INC                       COMMON           24702R101   11,193   745,200 SH                  SOLE        0   745,200    0
EMCOR GROUP INC                COMMON           29084Q100    7,399   300,400 SH                  SOLE        0   300,400    0
EQUIFAX INC                    COMMON           294429105   12,745   356,000 SH                  SOLE        0   356,000    0
FIDELITY NATIONAL INFORMATION  COMMON           31620M106   13,846   590,700 SH                  SOLE        0   590,700    0
FOOT LOCKER INC                COMMON           344849104    5,047   335,600 SH                  SOLE        0   335,600    0
GREAT CANADIAN GAMING CORP     COMMON           389914102   23,216 3,206,400 SH                  SOLE        0 3,206,400    0
H & R BLOCK  INC               COMMON           093671105   17,139   962,893 SH                  SOLE        0   962,893    0
HILLENBRAND INC                COMMON           431571108    5,524   251,200 SH                  SOLE        0   251,200    0
HSN INC                        COMMON           404303109    1,472    50,000 SH                  SOLE        0    50,000    0
IAC/INTERACTIVE CORP           COMMON           44919P508    7,950   348,985 SH                  SOLE        0   348,985    0
INTERVAL LEISURE GROUP INC     COMMON           46113M108   28,119 1,931,223 SH                  SOLE        0 1,931,223    0
KEYCORP NEW                    COMMON           493267108    6,693   863,600 SH                  SOLE        0   863,600    0
KGEN PWR CORP                  COMMON           49373X103    5,999   857,000 SH                  SOLE        0   857,000    0
LCA-VISION INC                 COMMON           501803308    3,480   418,300 SH                  SOLE        0   418,300    0
LEAR CORP                      COMMON           521865204    4,053    51,077 SH                  SOLE        0    51,077    0
LENDER PROCESSING SVCS INC     COMMON           52602E102    9,543   252,800 SH                  SOLE        0   252,800    0
LIBERTY MEDIA CORPORATION      COMMON           53071M708    5,538   101,300 SH                  SOLE        0   101,300    0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100   24,257   546,200 SH                  SOLE        0   546,200    0
MEREDITH CORP                  COMMON           589433101    6,662   193,600 SH                  SOLE        0   193,600    0
MI DEVELOPMENTS INC SUB VTG    CL A SUB VTG     55304X104    1,368   104,900 SH                  SOLE        0   104,900    0
MICROSOFT CORP                 COMMON           594918104   13,305   454,300 SH                  SOLE        0   454,300    0
MOLSON COORS BREWING CO        COMMON           60871R209    7,419   176,400 SH                  SOLE        0   176,400    0
PFIZER INC                     COMMON           717081103   31,038 1,809,800 SH                  SOLE        0 1,809,800    0
POPULAR INC                    COMMON           733174106    3,734 1,283,100 SH                  SOLE        0 1,283,100    0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297    8,131   167,000 SH                  SOLE        0   167,000    0
REGIONS FINANCIAL CORP         COMMON           7591EP100    8,032 1,023,200 SH                  SOLE        0 1,023,200    0
SAFEWAY INC                    COMMON           786514208   19,550   786,400 SH                  SOLE        0   786,400    0
SEMGROUP CORP  CLASS A         CLASS A          81663A105      404    14,014 SH                  SOLE        0    14,014    0
SPDR GOLD TRUST                GOLD SHS         78463V107    7,757    71,200 SH                  SOLE        0    71,200    0
SYMANTEC CORP                  COMMON           871503108   14,458   854,100 SH                  SOLE        0   854,100    0
SYNOPSYS INC                   COMMON           871607107   11,337   506,800 SH                  SOLE        0   506,800    0
SYNOVUS FINANCIAL CORP         COMMON           87161C105    4,218 1,282,000 SH                  SOLE        0 1,282,000    0
THERAVANCE INC                 COMMON           88338T104    7,718   579,435 SH                  SOLE        0   579,435    0
TYCO INTERNATIONAL LTD         SHS              H89128104    7,997   209,070 SH                  SOLE        0   209,070    0
WELLPOINT INC                  COMMON           94973V107    7,050   109,500 SH                  SOLE        0   109,500    0
WILLIS GROUP HOLDINGS LTD      SHS              G96666105   17,094   546,300 SH                  SOLE        0   546,300    0
XENOPORT INC                   COMMON           98411C100    1,389   150,000 SH                  SOLE        0   150,000    0


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